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                            Sentinel Estate Provider

        Supplement dated July 1, 2005 to the Prospectus dated May 2, 2005

NAME CHANGE

All references to the AIM V.I. Health Sciences Fund are deleted and replaced with references to the AIM V.I. Global Health Care Fund.












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